Note 17 - Impairment of Non-current Assets - Disclosure of Impairment Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Impairment of non-current assets	$ 199,688	$ 65,500
Deferred income tax recovery	(48,588)	(23,100)
Impairment of non-current assets, net of tax	151,100	42,400
Mexico - La Parrilla [member]
Statement Line Items [Line Items]
Impairment of non-current assets	111,750
Mexico - Del Toro [member]
Statement Line Items [Line Items]
Impairment of non-current assets	56,278	65,500
Mexico - La Guitarra [member]
Statement Line Items [Line Items]
Impairment of non-current assets	$ 31,660